Short-term bank loans and other debt (Narrative) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Short-term Debt [Line Items]
Land Use Right Securing Short Term Bank Loan	$ 1,106,743	$ 22,192,013
Real Estate Property Under Development Pledged For Short Term Bank Loan	834,534	318,402
Account Receivable Securing Short Term Bank Loan	$ 16,792,923	$ 17,004,691
Short-term Debt, Weighted Average Interest Rate, at Point in Time	6.55%	7.67%
Restricted Cash and Cash Equivalents, Current	$ 384,275,569	$ 566,675,697	$ 321,614,668
Real Estate Property, Development Completed, Pledged For Short Term Bank Loan	8,707,420	83,542,622
Real Estate Property Held For Lease Pledged For Short Term Bank Loan	0	102,285,772
Zhongyuan Aviation Leasing Co.,Ltd. [Member]
Short-term Debt [Line Items]
Account Receivable Securing Short Term Bank Loan	$ 16,792,923	17,004,691
Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Zhengzhou Shendao [Member]
Short-term Debt [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Loan From The Bank Of East Asia [Member]
Short-term Debt [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 38,237,161	38,719,354
Loan From The Bank Of East Asia [Member] | Loan From The Bank Of East Asia Due 27 September 2018 [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	25,735,272	26,059,808
Loan From The Bank Of East Asia [Member] | Loan From The Bank Of East Asia Due 27 September 2018 [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	$ 3,324,971	$ 0